Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	6,401	4,967
Equity securities	6,401	4,967
Investments in associates, current	0	0
Investments in associates, non-current	144	135
Investments in associates	144	135
Equity investments, current	0	0
Equity investment, non-current	6,545	5,102
Equity investments	6,545	5,102
Other financial assets, current	1,629	3,344
Other financial assets, non-current	7,141	5,543
Other financial assets	€ 8,770	€ 8,887
Equity investments as % of other financial assets, current	0.00%	0.00%
Equity investments as % of other financial assets, non-current	92.00%	92.00%
Equity investments as % of other financial assets	75.00%	57.00%